Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The following tables set forth information concerning the compensation of our NEOs and our financial performance for the fiscal years ended December 31, 2022, 2021 and 2020.
Year	Summary Compensation Table Total for principal executive officer (“PEO”) ($)	Compensation Actually Paid to PEO ($)(1)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Comparable FFO per share ($)(7)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	35,667,783	30,033,524	5,554,461	3,975,022	94	99	2,452,385	11.87
2021	10,475,192	24,351,704	2,512,245	5,414,809	120	114	2,568,707	11.44
2020	8,966,782	2,540,434	2,269,543	1,128,430	61	75	1,277,324	9.11
(1)
Compensation Actually Paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Year	PEO Reported SCT Total $	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year $	Equity Award Adjustments		Increased based on Dividends or other Earnings Paid during Applicable FY prior to Vesting Date $	Compensation Actually Paid to PEO $
			Increase based on ASC 718 FV of Awards Granted in the Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End $	Change in FV of Awards Granted in Prior FY that were Outstanding and Unvested as of Applicable FY End determined based on change in ASC 718 FV from Prior FY End to Applicable FY End $
2022	35,667,783	6,264,867	6,015,021	-5,983,417	599,004	30,033,524
2021	10,475,192	5,458,550	11,239,534	7,526,446	569,082	24,351,704
2020	8,966,782	5,942,313	5,928,410	-6,526,985	114,540	2,540,434
(2)
Compensation Actually Paid to our non-PEO NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

			Average Equity Award Adjustments
Year	Average non-PEO NEO Reported SCT Total $	Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year $	Increase based on ASC 718 Fair Value of Awards Granted in the Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End $	Change in FV of Awards Granted in Prior FY that were Outstanding and Unvested as of Applicable FY End determined based on change in ASC 718 FV from Prior FY End to Applicable FY End $	Change in FV of Awards Granted in Prior FY that Vested in the Applicable FY, determined based on change in ASC 718 FV from Prior FY End to Vesting Date $	Increased based on Dividends or other Earnings Paid during Applicable FY prior to Vesting Date $	Average Compensation Actually Paid to non-PEO NEOs $
2022	5,554,461	1,394,324	980,385	-1,252,217	-21,541	108,258	3,975,022
2021	2,512,245	1,301,865	2,680,699	1,377,160	37,789	108,781	5,414,809
2020	2,269,543	1,238,049	1,415,307	-1,275,325	-70,834	27,789	1,128,430
(3)
NEOs include the following individuals:

Year	PEO	Non-PEO NEOs
2022	David Simon	Brian McDade, Steven Fivel, John Rulli, Adam Reuille
2021	David Simon	Brian McDade, Steven Fivel, John Rulli, Alexander Snyder
2020	David Simon	Brian McDade, Steven Fivel, John Rulli, Alexander Snyder

(4)
To determine the year-end fair values used in the Compensation Actually Paid calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date.

(5)
Calculated in the same manner as required under Item 201(e) of Reg S-K, measuring the TSR from the market close on the last trading day before the earliest fiscal year in table through and including the end of the fiscal year for which TSR is calculated.

(6)
For the relevant fiscal year, the peer group TSR represents the cumulative TSR of the FTSE NAREIT Retail Index. This is a new index that we have decided to include on the Total Return Performance chart on page XIII of our 2022 Annual Report that is more representative of companies of a similar business profile and performance in the commercial real estate sector.

(7)
Comparable FFO per share is a non-GAAP financial measure. For a reconciliation of consolidated net income to comparable FFO, refer to the section titled “Non-GAAP Measures” on page 75 of our Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Comparable FFO per share
Named Executive Officers, Footnote [Text Block]
(3)
NEOs include the following individuals:

Year	PEO	Non-PEO NEOs
2022	David Simon	Brian McDade, Steven Fivel, John Rulli, Adam Reuille
2021	David Simon	Brian McDade, Steven Fivel, John Rulli, Alexander Snyder
2020	David Simon	Brian McDade, Steven Fivel, John Rulli, Alexander Snyder

Peer Group Issuers, Footnote [Text Block]
(6)
For the relevant fiscal year, the peer group TSR represents the cumulative TSR of the FTSE NAREIT Retail Index. This is a new index that we have decided to include on the Total Return Performance chart on page XIII of our 2022 Annual Report that is more representative of companies of a similar business profile and performance in the commercial real estate sector.

PEO Total Compensation Amount	$ 35,667,783	$ 10,475,192	$ 8,966,782
PEO Actually Paid Compensation Amount	$ 30,033,524	24,351,704	2,540,434
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Compensation Actually Paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Year	PEO Reported SCT Total $	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year $	Equity Award Adjustments		Increased based on Dividends or other Earnings Paid during Applicable FY prior to Vesting Date $	Compensation Actually Paid to PEO $
			Increase based on ASC 718 FV of Awards Granted in the Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End $	Change in FV of Awards Granted in Prior FY that were Outstanding and Unvested as of Applicable FY End determined based on change in ASC 718 FV from Prior FY End to Applicable FY End $
2022	35,667,783	6,264,867	6,015,021	-5,983,417	599,004	30,033,524
2021	10,475,192	5,458,550	11,239,534	7,526,446	569,082	24,351,704
2020	8,966,782	5,942,313	5,928,410	-6,526,985	114,540	2,540,434

Non-PEO NEO Average Total Compensation Amount	$ 5,554,461	2,512,245	2,269,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,975,022	5,414,809	1,128,430
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation Actually Paid to our non-PEO NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

			Average Equity Award Adjustments
Year	Average non-PEO NEO Reported SCT Total $	Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” Columns in the SCT for the Applicable Fiscal Year $	Increase based on ASC 718 Fair Value of Awards Granted in the Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End $	Change in FV of Awards Granted in Prior FY that were Outstanding and Unvested as of Applicable FY End determined based on change in ASC 718 FV from Prior FY End to Applicable FY End $	Change in FV of Awards Granted in Prior FY that Vested in the Applicable FY, determined based on change in ASC 718 FV from Prior FY End to Vesting Date $	Increased based on Dividends or other Earnings Paid during Applicable FY prior to Vesting Date $	Average Compensation Actually Paid to non-PEO NEOs $
2022	5,554,461	1,394,324	980,385	-1,252,217	-21,541	108,258	3,975,022
2021	2,512,245	1,301,865	2,680,699	1,377,160	37,789	108,781	5,414,809
2020	2,269,543	1,238,049	1,415,307	-1,275,325	-70,834	27,789	1,128,430

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List
The table below represents the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance for fiscal year ended December 31, 2022, as discussed further in our Compensation Discussion and Analysis.

Comparable FFO per share (growth)
EBITDA
Absolute TSR

Total Shareholder Return Amount	$ 94	120	61
Peer Group Total Shareholder Return Amount	99	114	75
Net Income (Loss)	$ 2,452,385	$ 2,568,707	$ 1,277,324
Company Selected Measure Amount	11.87	11.44	9.11
PEO Name	David Simon
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Comparable FFO per share (growth)
Non-GAAP Measure Description [Text Block]
(7)
Comparable FFO per share is a non-GAAP financial measure. For a reconciliation of consolidated net income to comparable FFO, refer to the section titled “Non-GAAP Measures” on page 75 of our Form 10-K for the year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
PEO [Member] | Deduction For Amount Reported Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,264,867	$ 5,458,550	$ 5,942,313
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,015,021	11,239,534	5,928,410
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,983,417)	7,526,446	(6,526,985)
PEO [Member] | Dividends Or Other Earnings Paid During Applicable Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	599,004	569,082	114,540
Non-PEO NEO [Member] | Deduction For Amount Reported Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,394,324	1,301,865	1,238,049
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	980,385	2,680,699	1,415,307
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,252,217)	1,377,160	(1,275,325)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid During Applicable Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,258	108,781	27,789
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (21,541)	$ 37,789	$ (70,834)